Note 16 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
	Chinese Yuan (Renminbi)	U.S. Dollars
2016	¥7,622,851	$1,176,766
2017	3,709,735	572,684
2018	2,030,586	313,468
2019	2,114,901	326,484
2020	533,995	82,435
Total	¥16,012,068	$2,471,837